As filed with the Securities and Exchange Commission on February 28, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22872

Steben Select Multi-Strategy Master Fund
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
 (Name and address of agent for service)

(240) 631-7600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Steben Select Multi-Strategy Master Fund

Schedule of Investments

December 31, 2018 (Unaudited)

	Percentage of			Redemption	Notice Period
Investments in Portfolio Funds(1):	Net Assets	Cost	Fair Value	Frequency	Number of Days

Equity Long/Short Strategy:
AllianceBernstein AB Arya Fund, L.P.	9.08%	$ 5,000,000	$ 4,891,704	Quarterly	65
MW Eureka (US) Fund - Class B2	14.29	5,983,936	7,697,792	Monthly	30
	23.37	10,983,936	12,589,496

Equity Market-Neutral Strategy:
Hunting Hill Series Fund, L.P. - ETF and Index Opportunities SP Series	8.62	4,633,391	4,641,518	Monthly	30
Landscape High Leverage Fund, L.P. - Class A	14.03	6,800,000	7,560,185	Monthly	30
	22.65	11,433,391	12,201,703

Fixed-Income Relative Value Strategy:
The Obsidian (Offshore) Fund - Class V Master Series, 4,402 shares(2)	13.06	6,348,698	7,031,190	Monthly	60

Global Macro Strategy:
AHL (Cayman) SPC - Class A Evolution Segregated Portfolio, 3,172,112 shares(2)	10.76	3,775,000	5,795,422	Monthly	5
Graham Absolute Return Ltd. - Class A, 17,078 shares(2)	15.25	7,367,464	8,214,620	Quarterly	30
	26.01	11,142,464	14,010,042

Multi-Strategy:
Stratus Feeder Limited - Class C 1.5, 5,709 shares(2)	13.79	6,079,651	7,427,562	Monthly	60

Total Investments in Portfolio Funds:	98.88	45,988,140	53,259,993

Short-term investments:
Money Market Fund:
STIT- Government & Agency Portfolio - Institutional Class, 2.27%(3)(4)	4.73	2,549,299	2,549,299

Total Investments in Portfolio Funds and Short-term investments	103.61%	$ 48,537,439	$ 55,809,292

(1) All Portfolio Funds are non-income producing.
(2) Offshore Portfolio Fund.
(3) Annualized 7-Day Yield.
(4) Income Producing.

Steben Select Multi-Strategy Master Fund
December 31, 2018 (Unaudited)

Summary of Fair Value Exposure

The Master Fund is a "fund of funds" and seeks to achieve its investment objective primarily by allocating its assets, directly or indirectly, among investment partnerships, managed funds, securities, swaps and other assets held in segregated accounts and other investment funds, which may include investment funds commonly referred to as hedge funds, (collectively, “Portfolio Funds”) that are managed by third-party investment managers (“Portfolio Fund Managers”) that employ a variety of alternative investment strategies (“Portfolio Fund Strategies” or “Strategies”).

Steben & Company, Inc. (the “Investment Manager”, "Adviser" or “Steben”) is the investment adviser to the Master Fund.

Share Valuation

The Master Fund will calculate its Net Asset Value (“NAV”) as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 P.M.) on the last business day of each calendar month and such other dates as the Board may determine, including in connection with repurchase of Shares, in accordance with the procedures and policies established by the Board. The NAV of the Master Fund will equal the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses.

Investment Valuation

The Investment Manager’s Valuation Committee implements the valuation of the Master Fund’s investments, including interests in the Portfolio Funds, in accordance with written policies and procedures (the “Valuation Procedures”) that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds. The Investment Manager’s Valuation Committee consists of members of the Board, additional officers of the Master Fund, and one or more representatives of the Investment Manager.

Investments are carried at fair value.  As a general matter, the fair value of the Master Fund’s investment in a Portfolio Fund represents the amount that the Master Fund can reasonably expect to receive if the Master Fund’s investment was sold at its reported NAV. Determination of fair value involves subjective judgment and amounts ultimately realized may vary from estimated values. The fair value of the Portfolio Funds has been estimated using the NAV as reported by the Portfolio Fund Managers of the respective Portfolio Funds.  Financial Accounting Standards Board ("FASB") guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of the Portfolio Funds.  NAV reported by each Portfolio Fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein.

Certain securities and other financial instruments in which the Portfolio Funds invest may not have readily ascertainable market prices and will be valued by the Portfolio Fund Managers. Such valuations generally will be conclusive with respect to the Master Fund, even though a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value will impact the Portfolio Fund Manager’s compensation. Generally, neither the Investment Manager nor the Board will be able to confirm independently the accuracy of the valuations made by the Portfolio Fund Managers. The net asset values or other valuation information received by the Investment Manager from the Portfolio Funds will typically be estimates only, subject to revision through the end of each Portfolio Fund’s annual audit. The valuations reported by the Portfolio Fund Managers, upon which the Master Fund will calculate its NAV, may be subject to later adjustment based on information reasonably available at that time. To the extent that subsequently adjusted valuations or revisions to Portfolio Fund net asset values adversely affect the Master Fund’s NAV, the outstanding Shares of the Master Fund will be adversely affected by prior repurchases to the benefit of Shareholders who previously had Shares repurchased at a NAV per share higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had Shares repurchased at a NAV per share lower than the adjusted amount.

Under the Valuation Procedures, if the Master Fund, acting reasonably and in good faith, determines that a Portfolio Fund Manager cannot provide valuation of a Portfolio Fund or if the Master Fund determines that the valuation provided by a Portfolio Fund Manager does not represent the fair value of the Master Fund’s interest in a Portfolio Fund, the Master Fund may utilize any other reasonable valuation methodology to determine the fair value of the Portfolio Fund. Although redemptions of interests in Portfolio Funds normally are subject to advance notice requirements, Portfolio Funds typically will make available NAV information to holders representing the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. In the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported by the Portfolio Fund, or whether to adjust such value to reflect a premium or discount to such NAV.

In making a fair value determination, the Master Fund will consider all appropriate information reasonably available to it at the time and that the Investment Manager believes to be reliable. The Master Fund may consider factors such as, among others: (i) the price at which recent purchases for or redemptions of the Portfolio Fund’s interests were effected; (ii) information provided to the Master Fund by a Portfolio Fund Manager, or the failure to provide such information as the Portfolio Fund Manager agreed to provide in the Portfolio Fund’s offering materials or other agreements with the Master Fund; (iii) relevant news and other sources; and (iv) market events. In addition, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent subscriptions for Portfolio Fund interests, the Master Fund may determine that it is appropriate to apply a discount to the NAV reported by the Portfolio Fund. The Board reviews all valuation  adjustments, which would be undertaken pursuant to the Board-approved policy and procedures.

To the extent that the Investment Manager invests the assets of the Master Fund in securities or other instruments that are not investments in Portfolio Funds (e.g., directly or through separate accounts), the Master Fund will generally value such assets as described below. Securities traded: (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price; and (2) on the NASDAQ Stock Market will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on the NASDAQ Stock Market for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and such valuations translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Master Fund’s NAV that would materially affect the value of the security, the value of such security will be adjusted to its fair value.

Except as specified above, the value of a security, derivative, or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or combinations of these. The Investment Manager’s Valuation Committee will monitor the value assigned to each security by the pricing service to determine if it believes the value assigned to a security is correct. If the Investment Manager’s Valuation Committee believes that the value received from the pricing service is incorrect, then the value of the security will be its fair value as determined in accordance with the Valuation Procedures.

Investments in money market funds have been valued using the NAV per unit based on quoted market prices.

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Master Fund's investments.  These inputs are summarized in the three broad levels listed below:

  Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

  Level 2 - Investments with other significant observable inputs.

  Level 3 - Investments with significant observable inputs (which may include the Master Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at December 31, 2018. The Portfolio Funds below were valued using the NAV as the practical expedient:

Description	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds*	$-	$-	$-	$53,259,993

Short-Term Investments
Money Market Fund	2,549,299	-	-	2,549,299

Total Investments in Portfolio Funds and Short-Term Investments	$2,549,299	$-	$-	$55,809,292

*The Master Fund invests in Portfolio Funds which were measured using the NAV practical expedient and have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Master Fund's financial statements.

For the period ended December 31, 2018, there were no transfers in or out of Level 3 of the fair value hierarchy.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework--Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Master Fund's financial statements and disclosures.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Steben Select Multi-Strategy Master Fund

By (Signature and Title) /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date                       02/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date                     02/28/2019

By (Signature and Title) /s/ Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date                   02/27/2019